Distribution Date:	03/15/24	CSAIL 2016-C5 Commercial Mortgage Trust
Determination Date:	03/11/24
Next Distribution Date:	04/17/24
Record Date:	02/29/24	Commercial Mortgage Pass-Through Certificates
Series 2016-C5

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number		joe.speziale@credit-suisse.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	KeyBank National Association
Additional Information	5
			www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Bond / Collateral Reconciliation - Cash Flows	6
			11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Don Simon	(203) 660-6100
Historical Detail	18		PO Box 4839 | Greenwich, CT 06831 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12636LAU4	1.746600%	28,557,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12636LAV2	2.879300%	121,570,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12636LAW0	3.656100%	19,780,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12636LAX8	3.488700%	170,000,000.00	57,206,772.44	8,682,673.69	166,314.39	0.00	0.00	8,848,988.08	48,524,098.75	45.45%	30.00%
A-5	12636LAY6	3.756700%	267,448,000.00	267,448,000.00	0.00	837,268.25	0.00	0.00	837,268.25	267,448,000.00	45.45%	30.00%
A-SB	12636LAZ3	3.532500%	48,139,000.00	15,773,466.55	1,829,251.57	46,433.14	0.00	0.00	1,875,684.71	13,944,214.98	45.45%	30.00%
A-S	12636LBC3	4.010100%	67,891,000.00	67,891,000.00	0.00	226,874.75	0.00	0.00	226,874.75	67,891,000.00	34.23%	22.75%
B	12636LBD1	4.463000%	51,503,000.00	51,503,000.00	0.00	191,548.24	0.00	0.00	191,548.24	51,503,000.00	25.71%	17.25%
C	12636LBE9	4.642364%	42,139,000.00	42,139,000.00	0.00	163,020.49	0.00	0.00	163,020.49	42,139,000.00	18.75%	12.75%
D	12636LAG5	3.642364%	46,821,000.00	46,821,000.00	0.00	142,115.95	0.00	0.00	142,115.95	46,821,000.00	11.00%	7.75%
E	12636LAL4	3.005000%	23,410,000.00	23,410,000.00	0.00	58,622.54	0.00	0.00	58,622.54	23,410,000.00	7.13%	5.25%
F	12636LAN0	3.005000%	9,365,000.00	9,365,000.00	0.00	23,451.52	0.00	0.00	23,451.52	9,365,000.00	5.58%	4.25%
NR*	12636LAQ3	3.005000%	39,797,933.00	33,777,685.46	0.00	151,003.32	0.00	(1,767.52)	151,003.32	33,779,452.98	0.00%	0.00%
Z	12636LBF6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12636LAS9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			936,420,933.00	615,334,924.45	10,511,925.26	2,006,652.59	0.00	(1,767.52)	12,518,577.85	604,824,766.71

X-A	12636LBA7	0.889740%	723,385,000.00	408,319,238.99	0.00	302,748.33	0.00	0.00	302,748.33	397,807,313.73
X-B	12636LBB5	0.179364%	51,503,000.00	51,503,000.00	0.00	7,698.16	0.00	0.00	7,698.16	51,503,000.00
X-D	12636LAJ9	1.000000%	46,821,000.00	46,821,000.00	0.00	39,017.50	0.00	0.00	39,017.50	46,821,000.00
X-E	12636LAA8	1.637364%	23,410,000.00	23,410,000.00	0.00	31,942.25	0.00	0.00	31,942.25	23,410,000.00
X-F	12636LAC4	1.637364%	9,365,000.00	9,365,000.00	0.00	12,778.26	0.00	0.00	12,778.26	9,365,000.00
X-NR	12636LAE0	1.637364%	39,797,933.00	33,777,685.46	0.00	46,088.65	0.00	0.00	46,088.65	33,779,452.98
Notional SubTotal			894,281,933.00	573,195,924.45	0.00	440,273.15	0.00	0.00	440,273.15	562,685,766.71

Deal Distribution Total					10,511,925.26	2,446,925.74	0.00	(1,767.52)	12,958,851.00

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12636LAU4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12636LAV2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12636LAW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12636LAX8	336.51042612	51.07455112	0.97831994	0.00000000	0.00000000	0.00000000	0.00000000	52.05287106	285.43587500
A-5	12636LAY6	1,000.00000000	0.00000000	3.13058333	0.00000000	0.00000000	0.00000000	0.00000000	3.13058333	1,000.00000000
A-SB	12636LAZ3	327.66502316	37.99936787	0.96456387	0.00000000	0.00000000	0.00000000	0.00000000	38.96393174	289.66565529
A-S	12636LBC3	1,000.00000000	0.00000000	3.34175001	0.00000000	0.00000000	0.00000000	0.00000000	3.34175001	1,000.00000000
B	12636LBD1	1,000.00000000	0.00000000	3.71916665	0.00000000	0.00000000	0.00000000	0.00000000	3.71916665	1,000.00000000
C	12636LBE9	1,000.00000000	0.00000000	3.86863689	0.00000000	0.00000000	0.00000000	0.00000000	3.86863689	1,000.00000000
D	12636LAG5	1,000.00000000	0.00000000	3.03530360	0.00000000	0.00000000	0.00000000	0.00000000	3.03530360	1,000.00000000
E	12636LAL4	1,000.00000000	0.00000000	2.50416660	0.00000000	0.00000000	0.00000000	0.00000000	2.50416660	1,000.00000000
F	12636LAN0	1,000.00000000	0.00000000	2.50416658	0.00000000	0.00000000	0.00000000	0.00000000	2.50416658	1,000.00000000
NR	12636LAQ3	848.72964282	0.00000000	3.79425032	(1.66888994)	46.85039045	0.00000000	(0.04441236)	3.79425032	848.77405518
Z	12636LBF6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12636LAS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12636LBA7	564.45632546	0.00000000	0.41851618	0.00000000	0.00000000	0.00000000	0.00000000	0.41851618	549.92474786
X-B	12636LBB5	1,000.00000000	0.00000000	0.14947013	0.00000000	0.00000000	0.00000000	0.00000000	0.14947013	1,000.00000000
X-D	12636LAJ9	1,000.00000000	0.00000000	0.83333333	0.00000000	0.00000000	0.00000000	0.00000000	0.83333333	1,000.00000000
X-E	12636LAA8	1,000.00000000	0.00000000	1.36447031	0.00000000	0.00000000	0.00000000	0.00000000	1.36447031	1,000.00000000
X-F	12636LAC4	1,000.00000000	0.00000000	1.36446983	0.00000000	0.00000000	0.00000000	0.00000000	1.36446983	1,000.00000000
X-NR	12636LAE0	848.72964282	0.00000000	1.15806643	0.00000000	0.00000000	0.00000000	0.00000000	1.15806643	848.77405518

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	02/01/24 - 02/29/24	30	0.00	166,314.39	0.00	166,314.39	0.00	0.00	0.00	166,314.39	0.00
A-5	02/01/24 - 02/29/24	30	0.00	837,268.25	0.00	837,268.25	0.00	0.00	0.00	837,268.25	0.00
A-SB	02/01/24 - 02/29/24	30	0.00	46,433.14	0.00	46,433.14	0.00	0.00	0.00	46,433.14	0.00
X-A	02/01/24 - 02/29/24	30	0.00	302,748.33	0.00	302,748.33	0.00	0.00	0.00	302,748.33	0.00
X-B	02/01/24 - 02/29/24	30	0.00	7,698.16	0.00	7,698.16	0.00	0.00	0.00	7,698.16	0.00
X-D	02/01/24 - 02/29/24	30	0.00	39,017.50	0.00	39,017.50	0.00	0.00	0.00	39,017.50	0.00
X-E	02/01/24 - 02/29/24	30	0.00	31,942.25	0.00	31,942.25	0.00	0.00	0.00	31,942.25	0.00
X-F	02/01/24 - 02/29/24	30	0.00	12,778.26	0.00	12,778.26	0.00	0.00	0.00	12,778.26	0.00
X-NR	02/01/24 - 02/29/24	30	0.00	46,088.65	0.00	46,088.65	0.00	0.00	0.00	46,088.65	0.00
A-S	02/01/24 - 02/29/24	30	0.00	226,874.75	0.00	226,874.75	0.00	0.00	0.00	226,874.75	0.00
B	02/01/24 - 02/29/24	30	0.00	191,548.24	0.00	191,548.24	0.00	0.00	0.00	191,548.24	0.00
C	02/01/24 - 02/29/24	30	0.00	163,020.49	0.00	163,020.49	0.00	0.00	0.00	163,020.49	0.00
D	02/01/24 - 02/29/24	30	0.00	142,115.95	0.00	142,115.95	0.00	0.00	0.00	142,115.95	0.00
E	02/01/24 - 02/29/24	30	0.00	58,622.54	0.00	58,622.54	0.00	0.00	0.00	58,622.54	0.00
F	02/01/24 - 02/29/24	30	0.00	23,451.52	0.00	23,451.52	0.00	0.00	0.00	23,451.52	0.00
NR	02/01/24 - 02/29/24	30	1,926,143.68	84,584.95	0.00	84,584.95	(66,418.37)	0.00	0.00	151,003.32	1,864,548.70
Totals			1,926,143.68	2,380,507.37	0.00	2,380,507.37	(66,418.37)	0.00	0.00	2,446,925.74	1,864,548.70

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	12,958,851.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,308,633.53	Master Servicing Fee	2,930.58
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,122.82
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	247.84
ARD Interest	0.00	Operating Advisor Fee	867.45
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	411.42
Extension Interest	0.00
Interest Reserve Withdrawal	79,453.94
Total Interest Collected	2,388,087.47	Total Fees	7,580.12

Principal		Expenses/Reimbursements
Scheduled Principal	931,973.38	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	(75,765.58)
Principal Prepayments	9,578,184.36	Special Servicing Fees (Monthly)	7,249.11
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	1,767.52	Special Servicing Fees (Work Out)	2,098.10
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	10,511,925.26	Total Expenses/Reimbursements	(66,418.37)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,446,925.74
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	10,511,925.26
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	12,958,851.00
Total Funds Collected	12,900,012.73	Total Funds Distributed	12,900,012.75

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	615,334,924.45	615,334,924.45	Beginning Certificate Balance	615,334,924.45
(-) Scheduled Principal Collections	931,973.38	931,973.38	(-) Principal Distributions	10,511,925.26
(-) Unscheduled Principal Collections	9,578,184.36	9,578,184.36	(-) Realized Losses	(1,767.52)
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	(1,767.52)
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	(1,767.52)	(1,767.52)	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	604,824,766.71	604,824,766.71	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	615,838,947.37	615,838,947.37	Ending Certificate Balance	604,824,766.71
Ending Actual Collateral Balance	605,377,797.95	605,377,797.95

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.64%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	20	165,186,979.35	27.31%	19	4.9115	NAP	Defeased	20	165,186,979.35	27.31%	19	4.9115	NAP
4,999,999 or less	7	22,712,186.20	3.76%	19	4.8135	1.636073	1.2499 or less	8	102,203,230.09	16.90%	19	4.6263	0.825623
5,000,000 to 9,999,999	8	54,445,368.04	9.00%	19	4.8325	1.364819	1.2500 to 1.4999	9	166,073,266.91	27.46%	19	4.6276	1.423847
10,000,000 to 19,999,999	7	106,702,628.28	17.64%	19	4.7688	1.229959	1.5000 to 1.7499	3	25,853,379.53	4.27%	19	4.6219	1.540825
20,000,000 to 24,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.7500 to 1.9999	2	90,138,382.84	14.90%	20	4.2971	1.754526
25,000,000 to 49,999,999	2	58,290,931.93	9.64%	20	4.4298	1.739877	2.0000 to 2.2499	3	10,610,900.54	1.75%	19	4.8597	2.077600
50,000,000 or greater	3	197,486,672.91	32.65%	20	4.3829	1.574569	2.2500 to 2.4999	1	31,258,627.45	5.17%	20	4.6900	2.250000
Totals	47	604,824,766.71	100.00%	19	4.6565	1.472196	2.5000 to 2.7499	0	0.00	0.00%	0	0.0000	0.000000
							2.7500 to 3.9999	1	13,500,000.00	2.23%	19	4.3500	3.250000
							4.0000 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	47	604,824,766.71	100.00%	19	4.6565	1.472196
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	33	165,186,979.35	27.31%	19	4.9115	NAP
							Defeased	33	165,186,979.35	27.31%	19	4.9115	NAP
Arkansas	1	2,763,372.62	0.46%	19	4.5100	1.620000
							Industrial	2	96,081,956.52	15.89%	20	4.3161	1.692341
California	4	69,871,979.52	11.55%	19	4.6665	1.837132
							Lodging	5	57,971,527.61	9.58%	19	4.6145	0.844884
Florida	1	3,138,382.84	0.52%	18	4.7700	1.880000
							Mobile Home Park	3	11,142,159.90	1.84%	20	4.8906	1.706257
Georgia	1	5,749,409.44	0.95%	20	5.2800	1.460000
							Multi-Family	4	87,415,340.61	14.45%	20	4.3786	1.324316
Illinois	1	5,356,328.78	0.89%	20	4.9600	1.460000
							Office	8	102,584,467.97	16.96%	19	4.7168	1.351079
Indiana	2	32,869,138.09	5.43%	19	4.2854	1.190843
							Retail	10	84,442,334.73	13.96%	20	4.7575	2.014663
Louisiana	1	9,895,128.53	1.64%	20	4.7200	1.110000
							Totals	65	604,824,766.71	100.00%	19	4.6565	1.472196
Nevada	1	13,500,000.00	2.23%	19	4.3500	3.250000

New Jersey	1	19,884,239.45	3.29%	19	4.9900	(0.080000)

New York	1	87,000,000.00	14.38%	20	4.2800	1.750000

Ohio	7	26,983,454.66	4.46%	19	4.8238	1.071477

Pennsylvania	2	58,260,124.21	9.63%	19	4.7073	1.379181

Tennessee	1	12,073,526.48	2.00%	19	4.5980	0.730000

Texas	3	19,984,221.88	3.30%	20	5.1280	1.350421

Virginia	2	5,305,574.24	0.88%	19	4.9600	2.090000

Washington	1	1,556,221.00	0.26%	19	4.8300	2.150000

Washington, DC	1	57,500,000.00	9.51%	20	4.2280	1.470000

Wisconsin	1	7,946,685.60	1.31%	19	4.7100	1.440000

Totals	65	604,824,766.71	100.00%	19	4.6565	1.472196

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	20	165,186,979.35	27.31%	19	4.9115	NAP	Defeased	20	165,186,979.35	27.31%	19	4.9115	NAP
	3.9999% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	2	84,532,304.48	13.98%	20	4.1963	1.367668	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	2	100,500,000.00	16.62%	20	4.2894	1.951493	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	11	169,892,773.48	28.09%	19	4.6780	1.499687	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	8	57,250,324.00	9.47%	19	4.9266	0.905132	49 months or greater	27	439,637,787.36	72.69%	19	4.5607	1.490050
	5.0000% or greater	4	27,462,385.40	4.54%	20	5.1868	1.337827	Totals	47	604,824,766.71	100.00%	19	4.6565	1.472196
	Totals	47	604,824,766.71	100.00%	19	4.6565	1.472196
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	20	165,186,979.35	27.31%	19	4.9115	NAP	Defeased	20	165,186,979.35	27.31%	19	4.9115	NAP
	60 months or less	27	439,637,787.36	72.69%	19	4.5607	1.490050	Interest Only	3	158,000,000.00	26.12%	20	4.2671	1.776266
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	298 months or less	24	281,637,787.36	46.57%	19	4.7255	1.329481
	Totals	47	604,824,766.71	100.00%	19	4.6565	1.472196	299 months to 337 months	0	0.00	0.00%	0	0.0000	0.000000
								338 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	47	604,824,766.71	100.00%	19	4.6565	1.472196
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	20	165,186,979.35	27.31%	19	4.9115	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	25	408,106,480.62	67.48%	19	4.5190	1.570544
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	2	31,531,306.74	5.21%	19	5.1008	0.448215
	Totals	47	604,824,766.71	100.00%	19	4.6565	1.472196
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	10104322	1	IN	Brooklyn	NY	Actual/360	4.280%	299,956.67	0.00	0.00	11/06/25	05/06/30	--	87,000,000.00	87,000,000.00	03/06/24
4	10104323	1	MF	Washington	DC	Actual/360	4.228%	195,838.61	0.00	0.00	N/A	11/06/25	--	57,500,000.00	57,500,000.00	03/06/24
5	10104324	1	OF	Philadelphia	PA	Actual/360	4.720%	201,806.66	89,304.08	0.00	N/A	10/06/25	--	53,075,976.99	52,986,672.91	03/06/24
6	10104325	1	RT	Los Angeles	CA	Actual/360	4.690%	118,295.77	52,656.42	0.00	N/A	11/06/25	--	31,311,283.87	31,258,627.45	03/06/24
7	10101709	1	LO	Indianapolis	IN	Actual/360	4.129%	90,097.36	55,367.29	0.00	N/A	10/06/25	--	27,087,671.77	27,032,304.48	03/06/24
8	10101034	1	MF	Fort Washington	MD	Actual/360	4.860%	103,383.38	43,826.89	0.00	N/A	09/06/25	--	26,406,994.05	26,363,167.16	03/06/24
9	10104326	1	Various Various		Various	Actual/360	5.050%	76,271.18	60,941.05	0.00	N/A	11/06/25	--	18,748,805.95	18,687,864.90	03/06/24
10	10104327	1	OF	Escondido	CA	Actual/360	4.604%	70,564.13	44,321.76	0.00	N/A	10/06/25	--	19,026,249.13	18,981,927.37	03/06/24
12	10104328	1	LO	Weehawken	NJ	Actual/360	4.990%	80,038.47	27,203.66	0.00	N/A	10/06/25	--	19,911,443.11	19,884,239.45	11/06/21
13	10102454	1	MF	Tampa	FL	Actual/360	4.850%	67,077.16	31,865.06	0.00	N/A	11/06/25	--	17,168,701.94	17,136,836.88	03/06/24
14	10104329	1	MF	Raeford	NC	Actual/360	4.870%	60,533.47	34,669.39	0.00	N/A	11/06/25	--	15,430,184.60	15,395,515.21	03/06/24
15	10104330	1	OF	Torrance	CA	Actual/360	4.680%	59,999.33	32,621.78	0.00	N/A	08/06/25	--	15,914,941.19	15,882,319.41	03/06/24
16	10104331	1	OF	Worthington	OH	Actual/360	4.890%	58,168.98	33,276.56	0.00	N/A	10/06/25	--	14,766,824.84	14,733,548.28	03/06/24
19	10104333	1	MH	Various	Various	Actual/360	5.000%	49,797.00	27,505.31	0.00	N/A	10/06/25	--	12,363,392.92	12,335,887.61	03/06/24
20	10104334	1	MF	Nashville	TN	Actual/360	4.598%	44,824.16	28,210.63	0.00	N/A	10/06/25	--	12,101,737.11	12,073,526.48	03/06/24
22	10104336	1	RT	Las Vegas	NV	Actual/360	4.350%	47,306.25	0.00	0.00	N/A	10/06/25	--	13,500,000.00	13,500,000.00	03/06/24
23	10104337	1	RT	Frisco	TX	Actual/360	5.290%	49,725.66	21,818.55	0.00	N/A	11/06/25	--	11,668,885.84	11,647,067.29	03/06/22
25	10104338	1	MH	Various	Various	Actual/360	4.890%	39,478.68	22,465.73	0.00	N/A	11/06/25	--	10,022,089.56	9,999,623.83	03/06/24
26	10104339	1	MF	Greenfield	WI	Actual/360	4.701%	36,355.09	9,600,182.79	0.00	N/A	11/06/25	--	9,600,182.79	0.00	03/06/24
27	10104340	1	MF	Broussard	LA	Actual/360	4.720%	37,694.61	18,708.10	0.00	N/A	11/06/25	--	9,913,836.63	9,895,128.53	03/06/24
28	10104341	1	IN	Westerville	OH	Actual/360	4.662%	34,186.39	21,063.73	0.00	N/A	10/06/25	--	9,103,020.25	9,081,956.52	03/06/24
30	10101980	1	MF	Waupaca	WI	Actual/360	4.710%	30,220.59	18,328.26	0.00	N/A	10/06/25	--	7,965,013.86	7,946,685.60	03/06/24
31	10098389	1	LO	Augusta	GA	Actual/360	4.890%	27,889.75	24,148.17	0.00	N/A	06/06/25	--	7,080,114.51	7,055,966.34	03/06/24
32	10101983	1	RT	Red Lion	PA	Actual/360	4.910%	27,153.57	15,353.21	0.00	N/A	11/06/25	--	6,865,148.38	6,849,795.17	03/06/24
33	10104343	1	MF	El Paso	TX	Actual/360	4.550%	25,380.60	13,353.60	0.00	N/A	11/06/25	--	6,924,605.90	6,911,252.30	03/06/24
34	10104344	1	MF	Houston	TX	Actual/360	5.400%	26,462.87	12,844.29	0.00	N/A	11/06/25	--	6,083,417.91	6,070,573.62	03/06/24
36	10104345	1	LO	Atlanta	GA	Actual/360	5.280%	24,506.63	12,338.58	0.00	N/A	11/06/25	--	5,761,748.03	5,749,409.45	03/06/24
37	10102420	1	MH	Indianapolis	IN	Actual/360	5.010%	23,602.22	11,330.92	0.00	N/A	11/06/25	--	5,848,164.53	5,836,833.61	03/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
38	10104346	1	LO	Stony Creek	VA	Actual/360	4.960%	21,246.21	11,885.33	0.00	N/A	10/06/25	--	5,317,459.58	5,305,574.25	03/06/24
39	10101846	1	MF	Clemson	SC	Actual/360	4.660%	21,827.24	9,818.05	0.00	N/A	11/06/25	--	5,814,566.96	5,804,748.91	03/06/24
40	10104347	1	RT	Saint Charles	IL	Actual/360	4.960%	21,440.75	9,820.46	0.00	N/A	11/06/25	--	5,366,149.24	5,356,328.78	03/06/24
41	10104348	1	OF	Shaker Heights	OH	Actual/360	5.080%	18,783.52	10,063.15	0.00	N/A	11/06/25	--	4,590,054.92	4,579,991.77	03/06/24
42	10104349	1	RT	Philadelphia	PA	Actual/360	4.580%	19,462.17	1,644.67	0.00	N/A	10/06/25	--	5,275,095.97	5,273,451.30	03/06/24
44	10104351	1	MH	Las Vegas	NV	Actual/360	4.668%	16,741.64	9,094.17	0.00	N/A	10/06/25	--	4,452,169.22	4,443,075.05	03/06/24
45	10104352	1	RT	Las Vegas	NV	Actual/360	4.970%	17,878.26	8,738.54	0.00	N/A	10/06/25	--	4,465,532.64	4,456,794.10	03/06/24
47	10104354	1	RT	Frisco	TX	Actual/360	4.780%	15,848.07	7,707.50	0.00	N/A	11/06/25	--	4,115,787.04	4,108,079.54	03/06/24
48	10104355	1	RT	Houston	TX	Actual/360	5.020%	17,129.46	6,813.52	0.00	N/A	11/06/25	--	4,235,888.57	4,229,075.05	03/06/24
49	10104356	1	MH	Fullerton	CA	Actual/360	4.730%	14,317.83	8,581.64	0.00	N/A	11/06/25	--	3,757,686.93	3,749,105.29	03/06/24
50	10104357	1	RT	Chesapeake	VA	Actual/360	4.850%	12,970.87	10,985.91	0.00	N/A	11/06/25	--	3,319,953.03	3,308,967.12	03/06/24
51	10104358	1	RT	Houma	LA	Actual/360	5.110%	14,842.70	6,899.88	0.00	N/A	11/06/25	--	3,605,757.68	3,598,857.80	03/06/24
52	10104359	1	LO	Lumberton	NC	Actual/360	5.500%	14,411.40	10,152.10	0.00	N/A	11/06/25	--	3,252,730.48	3,242,578.38	03/06/24
53	10104360	1	RT	New Lebanon	OH	Actual/360	4.980%	12,747.50	9,656.03	0.00	N/A	10/06/25	--	3,177,605.89	3,167,949.86	03/06/24
54	10104361	1	OF	Creedmoor	NC	Actual/360	4.794%	13,248.44	6,412.91	0.00	N/A	11/06/25	--	3,430,608.60	3,424,195.69	03/06/24
55	10104362	1	RT	Miami	FL	Actual/360	4.770%	12,082.12	5,956.33	0.00	N/A	09/06/25	--	3,144,339.17	3,138,382.84	03/06/24
56	10104363	1	MH	Springfield	OH	Actual/360	4.830%	10,807.39	6,303.22	0.00	N/A	10/06/25	--	2,777,654.55	2,771,351.33	03/06/24
57	10104364	1	MH	Plover	WI	Actual/360	4.550%	10,102.96	6,460.71	0.00	N/A	10/06/25	--	2,756,396.89	2,749,936.18	03/06/24
58	10104365	1	RT	Hot Springs	AR	Actual/360	4.510%	10,060.99	5,918.32	0.00	N/A	10/06/25	--	2,769,290.94	2,763,372.62	03/06/24
59	10104366	1	MH	Woodland	WA	Actual/360	4.830%	6,068.77	3,539.49	0.00	N/A	10/06/25	--	1,559,760.49	1,556,221.00	03/06/24
Totals								2,308,633.53	10,510,157.74	0.00				615,334,924.45	604,824,766.71
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	1	10,003,139.76	7,438,351.80	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	3,803,277.24	2,792,505.88	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	5,577,368.66	5,351,898.77	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1	4,211,505.69	4,978,086.53	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	3,013,139.91	2,976,688.48	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	1	2,274,403.78	2,231,711.59	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	0.00	102,644.00	01/01/21	12/31/21	11/13/23	3,848,216.00	336,968.84	91,558.22	2,135,928.76	0.00	0.00
13	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	1	1,334,250.96	764,884.66	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1	1,714,305.10	1,284,921.85	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1	805,954.07	651,763.73	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1	1,851,260.78	1,988,325.81	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1	1,208,476.83	1,219,108.95	01/01/18	12/31/18	09/11/23	866,623.06	71,569.67	162,627.88	1,001,363.71	0.00	0.00
25	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1	1,040,423.98	1,009,864.65	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	852,134.94	774,655.41	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	1,441,559.12	659,739.22	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	783,446.06	866,699.07	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	1	606,833.50	743,706.49	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	556,302.45	588,122.04	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
38	1	554,275.12	714,087.83	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	1	522,508.74	570,887.68	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	1	376,648.87	224,004.44	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	1	422,307.53	476,112.01	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1	412,484.35	252,696.31	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	1	532,013.66	419,987.89	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	1	407,108.73	319,442.85	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	1	387,513.82	418,344.27	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
56	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	1	330,232.30	323,073.02	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
59	1	237,004.61	250,890.81	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		45,259,880.56	40,393,206.04				4,714,839.06	408,538.51	254,186.10	3,137,292.47	0.00	0.00

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			Principal Prepayment Detail
				Unscheduled Principal	Prepayment Penalties
		Loan
Pros ID	Loan Number	Group	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
26	10104339	1	9,578,184.36	Payoff Prior to Maturity	0.00	0.00
Totals			9,578,184.36		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/15/24	0	0.00	0	0.00	2	31,531,306.74	1	19,884,239.45	1	11,647,067.29	0	0.00	0	0.00	1	9,578,184.36	4.656534%	4.641229%	19
02/16/24	0	0.00	0	0.00	2	31,580,328.95	1	19,911,443.11	1	11,668,885.84	0	0.00	0	0.00	0	0.00	4.657447%	4.642155%	20
01/18/24	0	0.00	0	0.00	2	31,620,225.75	1	19,933,034.10	1	11,687,191.65	0	0.00	0	0.00	0	0.00	4.657636%	4.642343%	21
12/15/23	0	0.00	0	0.00	2	31,659,947.16	1	19,954,532.71	1	11,705,414.45	0	0.00	0	0.00	0	0.00	4.657824%	4.642530%	22
11/17/23	0	0.00	0	0.00	2	31,703,966.52	1	19,978,696.76	1	11,725,269.76	0	0.00	0	0.00	0	0.00	4.658024%	4.642730%	23
10/17/23	0	0.00	0	0.00	2	31,743,319.89	1	20,000,000.00	1	11,743,319.89	0	0.00	0	0.00	0	0.00	4.658209%	4.642915%	24
09/15/23	0	0.00	0	0.00	2	31,763,008.84	1	20,000,000.00	1	11,763,008.84	0	0.00	0	0.00	0	0.00	4.658394%	4.643099%	25
08/17/23	0	0.00	0	0.00	2	31,780,887.83	1	20,000,000.00	1	11,780,887.83	0	0.00	0	0.00	0	0.00	4.658565%	4.643269%	26
07/17/23	0	0.00	0	0.00	2	31,798,685.75	1	20,000,000.00	1	11,798,685.75	0	0.00	0	0.00	0	0.00	4.658735%	4.643438%	27
06/16/23	0	0.00	0	0.00	2	31,818,131.70	1	20,000,000.00	1	11,818,131.70	0	0.00	0	0.00	0	0.00	4.658916%	4.643619%	28
05/17/23	0	0.00	0	0.00	2	31,835,760.73	1	20,000,000.00	1	11,835,760.73	0	0.00	0	0.00	0	0.00	4.659083%	4.643786%	29
04/17/23	0	0.00	0	0.00	2	31,855,043.95	1	20,000,000.00	1	11,855,043.95	0	0.00	0	0.00	0	0.00	4.659262%	4.643964%	30
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
12	10104328	11/06/21	27	3	91,558.22	2,135,928.76	0.00	20,000,000.00	01/06/21	13		03/29/21
23	10104337	03/06/22	23	3	162,627.88	1,001,363.71	0.00	12,087,821.99	04/30/19	7			02/01/22
Totals					254,186.10	3,137,292.47	0.00	32,087,821.99
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		517,824,767	486,293,460	0		31,531,307
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		87,000,000	87,000,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-24	604,824,767	573,293,460	0	0	19,884,239	11,647,067
Feb-24	615,334,924	583,754,596	0	0	19,911,443	11,668,886
Jan-24	616,141,801	584,521,575	0	0	19,933,034	11,687,192
Dec-23	616,945,355	585,285,407	0	0	19,954,533	11,705,414
Nov-23	617,806,558	586,102,591	0	0	19,978,697	11,725,270
Oct-23	618,603,256	586,859,936	0	0	20,000,000	11,743,320
Sep-23	619,433,876	587,670,867	0	0	20,000,000	11,763,009
Aug-23	620,202,666	588,421,778	0	0	20,000,000	11,780,888
Jul-23	620,968,294	589,169,608	0	0	20,000,000	11,798,686
Jun-23	621,789,499	589,971,367	0	0	20,000,000	11,818,132
May-23	622,548,600	590,712,839	0	0	20,000,000	11,835,761
Apr-23	623,363,514	591,508,470	0	0	20,000,000	11,855,044
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
12	10104328	19,884,239.45	20,000,000.00	80,500,000.00	07/13/23	(332,600.00)	(0.08000)	12/31/21	10/06/25	262
23	10104337	11,647,067.29	12,087,821.99	13,000,000.00	08/25/23	1,160,864.95	1.35000	12/31/18	11/06/25	262
Totals		31,531,306.74	32,087,821.99	93,500,000.00		828,264.95

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
12	10104328	LO	NJ	01/06/21	13
"	3/11/2024

3/6/2024 - Loan was transferred to Special Servicing on 1/6/2021 for imminent default. Borrower was past due for its 11/6/2020 payment but reserve funds and property cash flow have been used to cover some of the past due receivables. Sponsor would no longer support the hotel and cooperated with the appointment of a receiver. Consensual foreclosure action was filed on 03/30/2021. Receiver was appointed on 04/12/2021. The receiver listed the property for sale in 2022 and early 2023 but no acceptable bids were received. The property has been taken off the market and the receiver will continue to operate the property until more favorable market conditions are available to relaunch marketing, possibly during 2nd Qtr. 2024. Property operations have improved significantly since the receiver took possession and cash flow is now sufficient to cover operating expenses and debt service at this time. "

23	10104337	RT	TX	04/30/19	7
"	3/11/2024	Foreclosed in February 2022. Plan to take to market with vacant 45K SF anchor box (former LA Fitness; 73% NRA). Buyer pool includes owner-users and value-add investors. Expected sale in Q3 2024. "

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
3	10098743	1	71,313,195.89	4.01625%	71,313,195.89 4.01625%		9	08/27/20	07/06/20	09/11/20
24	10101719	1	12,000,000.00	3.55000%	12,000,000.00 3.55000%		1	12/23/20	10/06/20	02/11/21
Totals			83,313,195.89		83,313,195.89
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
3	10098743	11/18/20	71,098,942.87	0.00	71,684,444.80	613,737.65	71,684,444.80	71,070,707.15	17,648.64	0.00	202.39	17,446.25	0.02%
11	10101985	11/18/22	19,813,375.76	31,600,000.00	21,264,436.93	93,624.16	19,906,999.92	19,813,375.76	0.00	0.00	0.00	0.00	0.00%
17	10104332	03/17/22	16,468,597.06	14,500,000.00	14,033,273.11	3,893,129.57	14,033,273.11	10,140,143.54	6,328,453.52	0.00	329,600.57	5,998,852.95	35.70%
21	10104335	09/17/21	12,892,318.31	18,300,000.00	14,618,280.25	1,725,961.94	14,618,280.25	12,892,318.31	0.00	370.02	0.00	0.00	0.00%
24	10101719	06/17/21	12,000,000.00	29,800,000.00	12,273,661.69	214,599.18	12,273,661.69	12,059,062.51	0.00	0.00	0.00	0.00	0.00%
35	10101349	08/17/20	6,442,989.99	11,000,000.00	9,895,173.29	1,006,938.98	9,762,971.45	8,756,032.47	0.00	0.00	(239.69)	239.69	0.00%
46	10104353	09/16/22	4,569,128.67	8,900,000.00	8,458,858.74	1,978,575.12	7,560,518.86	5,581,943.74	0.00	1,397.50	(1,942.50)	1,942.50	0.04%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			143,285,352.66	114,100,000.00	152,228,128.81	9,526,566.60	149,840,150.08	140,313,583.48	6,346,102.16	1,767.52	327,620.77	6,018,481.39

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	05/17/22	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
3	10098743	12/17/20	0.00	0.00	17,446.25	0.00	0.00	(202.39)	0.00	0.00	17,446.25
		11/18/20	0.00	0.00	17,648.64	0.00	0.00	17,648.64	0.00	0.00
11	10101985	11/18/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	10104332	09/15/23	0.00	0.00	5,998,852.95	0.00	0.00	(14,060.97)	0.00	0.00	5,998,852.95
		07/17/23	0.00	0.00	6,012,913.92	0.00	0.00	18,003.87	0.00	0.00
		05/17/23	0.00	0.00	5,994,910.05	0.00	0.00	1,562.59	0.00	0.00
		08/17/22	0.00	0.00	5,993,347.46	0.00	0.00	(195,987.48)	0.00	0.00
		05/17/22	0.00	0.00	6,189,334.94	0.00	0.00	(139,118.58)	0.00	0.00
		03/17/22	0.00	0.00	6,328,453.52	0.00	0.00	6,328,453.52	0.00	0.00
21	10104335	03/15/24	0.00	0.00	0.00	0.00	0.00	(370.02)	0.00	0.00	0.00
		01/18/24	0.00	0.00	370.02	0.00	0.00	46.46	0.00	0.00
		11/18/22	0.00	0.00	323.56	0.00	0.00	323.56	0.00	0.00
		09/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	10101719	06/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	10101349	08/25/20	0.00	0.00	0.00	0.00	0.00	239.69	0.00	0.00	239.69
46	10104353	03/15/24	0.00	0.00	1,942.50	0.00	0.00	(1,397.50)	0.00	0.00	1,942.50
		01/18/24	0.00	0.00	3,340.00	0.00	0.00	1,397.50	0.00	0.00
		09/26/22	0.00	0.00	0.00	0.00	0.00	1,942.50	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	(1,767.52)	0.00	0.00	(1,767.52)
Cumulative Totals			0.00	0.01	6,018,241.70	0.00	0.00	6,018,481.39	0.00	0.00	6,018,481.39

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	0.00	0.00	1,454.65	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	3,749.11	0.00	0.00	15,453.26	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	3,500.00	0.00	0.00	(91,218.84)	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	0.00	0.00	217.43	0.00	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	0.00	0.00	245.64	0.00	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	0.00	0.00	180.38	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	7,249.11	0.00	2,098.10	(75,765.58)	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(66,418.37)

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Supplemental Notes
None

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